UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10349

Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
	August 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.7% (3.2% of Total Investments)
$ 2,320	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	$ 2,123,728
	9/01/39 – SYNCORA GTY Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	295,756
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	489,593
	Center, Series 2006A, 5.000%, 12/01/31
3,280	Total Consumer Discretionary			2,909,077
	Consumer Staples – 2.1% (1.4% of Total Investments)
660	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	656,944
	Series 2002, 5.375%, 5/15/33
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/11 at 100.00	Baa3	672,408
	Bonds, Series 2001, 5.000%, 5/15/31
1,460	Total Consumer Staples			1,329,352
	Education and Civic Organizations – 16.0% (10.9% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A2	1,148,433
	Series 2002, 5.125%, 9/01/22
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	499,650
	Series 2006, 5.625%, 9/01/38
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	653,791
	Series 2004, 5.250%, 4/01/34
125	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	129,759
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	1/11 at 100.00	BBB–	250,060
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,	1/11 at 101.00	AAA	420,677
	Series 2000, 5.250%, 7/01/30 – AGM Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	506,990
	Series 2004, 5.125%, 7/01/34
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA	682,139
	University, Series 2004, Inverse 1003, 13.147%, 1/01/13 (IF)
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	758,340
	College of Art, Series 2006, 5.000%, 6/01/30
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	562,926
	College of Art, Series 2007, 5.000%, 6/01/36
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	501,360
	High School, Series 2005A, 6.000%, 5/01/35
590	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	Aa3	658,953
	Center Project, Series 2005A, 5.000%, 5/01/18
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	Aa3	514,905
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	Aa3	546,750
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured
1,140	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B,	4/11 at 100.00	AA+	1,168,728
	4.500%, 4/01/19
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	742,346
	5.000%, 10/01/22
200	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	202,206
	5.000%, 11/01/31
9,515	Total Education and Civic Organizations			9,948,013
	Health Care – 29.6% (20.2% of Total Investments)
445	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A	463,743
	Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	No Opt. Call	Baa3	250,908
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	347,325
	Health System, Series 2010, 5.000%, 7/01/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	1/11 at 100.00	AAA	1,000,940
	Medical Center, Series 1998, 5.125%, 7/01/33 – AGM Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A3	803,613
	Hospital, Series 2004, 5.500%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	1,030,400
	General Hospital, Series 2002, 6.000%, 7/01/26
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	640,785
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
715	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	704,661
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	496,835
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	651,957
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	1,005,380
	Institute, Series 2003, 5.500%, 7/01/33
480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AAA	513,610
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	733,054
	Series 2004, 5.375%, 8/15/24
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	1,408,239
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	400,126
280	5.500%, 7/01/42	7/17 at 100.00	BBB	282,355
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	BBB	1,505,865
	Center, Series 2001, 5.625%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	721,721
	Medical Center, Series 2006, 5.000%, 7/01/36
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	Aa3	847,912
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	1,520,460
	Cecil County, Series 2005, 5.000%, 7/01/40
980	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB–	1,002,844
	Hospital, Series 2008, 5.750%, 1/01/38
1,610	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group,	12/11 at 100.00	AA	1,639,254
	Series 2001, 5.125%, 12/01/22
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/11 at 100.00	B3	485,800
	5.300%, 7/01/24 (4)
18,445	Total Health Care			18,457,787
	Housing/Multifamily – 8.9% (6.1% of Total Investments)
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters	12/11 at 100.00	Aaa	3,171,198
	Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,119,246
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	765,700
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
520	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	517,858
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
5,775	Total Housing/Multifamily			5,574,002
	Housing/Single Family – 10.2% (7.0% of Total Investments)
1,030	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	1,097,105
	Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	609,066
1,000	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	Aa2	1,018,090
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	305,092
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	829,833
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	256,410
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	503,600
970	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	Aa2	973,386
	Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative
	Minimum Tax) (UB)
785	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H,	9/10 at 100.00	Aa2	785,330
	5.350%, 9/01/32 (Alternative Minimum Tax)
6,250	Total Housing/Single Family			6,377,912
	Industrials – 4.0% (2.7% of Total Investments)
845	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	887,368
	Facilities Project, Series 2010A, 5.750%, 6/01/35
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	416,572
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/11 at 100.00	BBB	1,158,223
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
2,405	Total Industrials			2,462,163
	Long-Term Care – 4.2% (2.8% of Total Investments)
860	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	811,892
380	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	408,622
	Series 2009B, 6.000%, 1/01/23
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	292,746
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
500	5.000%, 1/01/17	No Opt. Call	N/R	470,670
220	5.250%, 1/01/27	1/17 at 100.00	N/R	189,180
435	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	424,064
	Retirement Community, Series 2007, 4.750%, 7/01/34
2,695	Total Long-Term Care			2,597,174
	Tax Obligation/General – 20.6% (14.0% of Total Investments)
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	356,334
	Cecil County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2001B:
975	4.600%, 8/01/18	8/11 at 101.00	AA	1,024,072
1,020	4.600%, 8/01/19	8/11 at 101.00	AA	1,071,337
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	704,706
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001,	12/11 at 101.00	AA	540,335
	4.750%, 12/01/19
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,190,090
	2005A, 5.000%, 7/01/15
4,730	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding	10/11 at 101.00	AAA	5,004,387
	Bonds, Series 2001, 5.250%, 10/01/18
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	778,039
	AGM Insured
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	946,520
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,183,150
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16
11,705	Total Tax Obligation/General			12,798,970
	Tax Obligation/Limited – 17.6% (12.0% of Total Investments)
150	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	153,323
	Project, Series 2010, 6.100%, 7/01/40
250	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	254,853
	Project, Series 2002, 5.000%, 7/01/12
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	593,319
	Series 2003A, 5.000%, 5/01/15
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,651,479
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,735,098
110	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/12 at 100.00	N/R	109,738
	Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	338,517
	5.750%, 7/01/34
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,220,150
	5.500%, 2/01/16
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AAA	1,522,444
	Headquarters Building, Series 2002, 5.375%, 6/01/19
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	A+	1,004,750
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
895	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	830,390
	2005, 5.200%, 7/01/34
475	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	429,828
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	1,093,520
	7/01/31 – AMBAC Insured
10,405	Total Tax Obligation/Limited			10,937,409
	Transportation – 5.7% (3.9% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	7/11 at 100.00	N/R	651,190
1,000	5.000%, 7/01/34 – AMBAC Insured	7/11 at 100.00	N/R	955,040
1,780	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AAA	1,958,552
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
3,430	Total Transportation			3,564,782
	U.S. Guaranteed – 18.6% (12.7% of Total Investments) (5)
1,000	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	1,088,910
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
25	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R (5)	26,182
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	N/R (5)	1,439,185
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (5)	608,927
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1 (5)	1,298,338
	College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A (5)	2,083,280
	Maryland Medical System, Series 2001, 5.250%, 7/01/28 (Pre-refunded 7/01/11)
795	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	937,623
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	12/11 at 101.00	AAA	1,073,049
	Series 2001, 5.250%, 12/01/20 (Pre-refunded 12/01/11) – FGIC Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,043,259
	5.500%, 10/01/40 (Pre-refunded 10/01/10)
10,855	Total U.S. Guaranteed			11,598,753
	Utilities – 3.2% (2.1% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	10/10 at 100.00	A	973,959
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/10 at 100.00	N/R	1,000,619
	7.400%, 9/01/19 (Alternative Minimum Tax)
2,000	Total Utilities			1,974,578
	Water and Sewer – 1.4% (1.0% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	308,537
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	574,138
	AMBAC Insured
825	Total Water and Sewer			882,675
$ 89,045	Total Investments (cost $88,558,621) – 146.8%			91,412,647
	Floating Rate Obligations – (6.2)%			(3,840,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.8)% (6)			(27,300,000)
	Other Assets Less Liabilities – 3.2%			2,010,651
	Net Assets Applicable to Common Shares – 100%			$ 62,283,298

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$90,926,847	$485,800	$91,412,647

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal
Bonds
Balance at the beginning of period	$484,610
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	948
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	242
Net transfers in to (out of) at end of period fair value	—
Balance at the end of period	$485,800

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2010, the cost of investments was $84,966,457.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 4,256,583
Depreciation	(1,650,480)
Net unrealized appreciation (depreciation) of investments	$ 2,606,103

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 29, 2010